Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Financial Income And Expenses [Abstract]
Interest income		€ 17	€ 224
Foreign exchange gain		6,032	5,019
Financial income occured by renegotiating the convertible bond debt OCEANE		0	35,578
Other financial income		132	1
TOTAL - Financial income	[1]	6,182	40,822
Interest expenses		(2,160)	(2,758)
Interest expenses for leases		(33)	(55)
Foreign exchange losses		0	(2,291)
Other financial expenses		(4)	(3)
TOTAL - Financial expenses		(2,197)	(5,107)
Financial profit (loss)		€ 3,985	€ 35,714

[1]

(1): Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	—	—	35,578